Derivative Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net gain (loss) from futures and forward trading
Total realized and changed in unrealized net gain (loss) from futures and forward trading	$ 45,998,732	$ 18,480,883	$ 22,266,105
Futures and Forward Trading
Net gain (loss) from futures and forward trading
Realized	60,061,238	(3,286,886)	26,546,796
Change in unrealized	(14,062,506)	21,767,769	(4,280,691)
Total realized and changed in unrealized net gain (loss) from futures and forward trading	$ 45,998,732	$ 18,480,883	$ 22,266,105